COMMITMENTS AND CONTINGENCIES - Minimum Future Fees Received under Non-Cancellable Operating and Right to Use Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 10,760
2015	7,106
2016	3,478
2017	207
2018	18
Total minimum future fees received	$ 21,569